Leases (Details) - Schedule of Operating Lease - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
The components of lease expense were as follows:
Operating leases expenses	$ 207	$ 522
Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	212	520
Non-cash activity:
Right of use assets obtained in exchange for new operating lease liabilities	$ 25	$ 145